Supplemental Guarantor Financial Information - Schedule of Condensed Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 27,517	$ 27,615
Goodwill	134,752	133,311
Intangible assets	45,195	44,831
Investments in associates and joint ventures	5,990	6,136
Deferred tax assets	1,820	1,517
Derivatives	91	291
Other non-current assets	1,913	1,885
Non-current assets	217,279	215,587
Current assets
Investment securities	87	87
Inventories	4,658	4,234
Derivatives	231	16
Trade and other receivables	6,546	6,375
Cash and cash equivalents	8,179	7,074
Assets classified as held for sale	51	39
Other current assets	304	457
Current assets	20,056	18,281
Total assets	237,335	233,868
Equity
Equity attributable to equity holders of AB InBev	70,233	64,485
Minority interest	7,898	7,404
Equity	78,131	71,889	$ 75,513	$ 80,200
Non-current liabilities
Interest-bearing loans and borrowings	101,672	106,997
Employee benefits	2,574	2,681
Deferred tax liabilities	13,396	13,165
Derivatives	614	766
Other non-current liabilities	3,672	3,544
Non-current liabilities	121,928	127,153
Current liabilities
Interest-bearing loans and borrowings	10,964	4,584
Income tax payable	1,115	1,220
Derivatives	2,807	5,574
Trade and other payables	21,799	22,568
Other current liabilities	590	880
Current liabilities	37,276	34,826
Total equity and liabilities	237,335	233,868
Anheuser- Busch InBev SA/NV [member]
Non-current assets
Property, plant and equipment	32	45
Intangible assets	568	580
Investments in subsidiaries	125,971	123,108
Other non-current assets	14,022	22,196
Non-current assets	140,593	145,929
Current assets
Derivatives	72
Trade and other receivables	7,280	3,079
Cash and cash equivalents	103	1
Current assets	7,455	3,080
Total assets	148,048	149,009
Equity
Equity attributable to equity holders of AB InBev	70,233	64,485
Equity	70,233	64,485
Non-current liabilities
Interest-bearing loans and borrowings	62,391	72,743
Employee benefits	5	5
Other non-current liabilities	79	81
Non-current liabilities	62,476	72,829
Current liabilities
Interest-bearing loans and borrowings	6,543	4,535
Derivatives	84	482
Trade and other payables	988	1,228
Other current liabilities	7,725	5,450
Current liabilities	15,340	11,695
Total equity and liabilities	148,048	149,009
Anheuser Busch InBev Worldwide Inc. [member]
Non-current assets
Investments in subsidiaries	86,873	86,239
Deferred tax assets	143	130
Other non-current assets	18,883	13,850
Non-current assets	105,899	100,219
Current assets
Trade and other receivables	4,087	3,471
Cash and cash equivalents		3
Other current assets	88	500
Current assets	4,175	3,974
Total assets	110,074	104,193
Equity
Equity attributable to equity holders of AB InBev	55,774	55,402
Equity	55,774	55,402
Non-current liabilities
Interest-bearing loans and borrowings	49,864	46,552
Non-current liabilities	49,864	46,552
Current liabilities
Interest-bearing loans and borrowings	3,656	1,679
Trade and other payables	782	562
Current liabilities	4,438	2,241
Total equity and liabilities	110,074	104,193
Anheuser Busch InBev Finance Inc. [member]
Non-current assets
Other non-current assets	16,271	24,037
Non-current assets	16,271	24,037
Current assets
Trade and other receivables	805	1,176
Cash and cash equivalents	92	28
Other current assets		3
Current assets	897	1,207
Total assets	17,168	25,244
Equity
Equity attributable to equity holders of AB InBev	618	597
Equity	618	597
Non-current liabilities
Interest-bearing loans and borrowings	16,301	24,042
Deferred tax liabilities	8	8
Non-current liabilities	16,309	24,050
Current liabilities
Interest-bearing loans and borrowings		253
Income tax payable	1
Trade and other payables	240	342
Current liabilities	241	595
Total equity and liabilities	17,168	25,244
Anheuser Busch Companies [member]
Non-current assets
Property, plant and equipment	5,081	5,235
Goodwill	33,348	33,226
Intangible assets	22,308	22,227
Investments in subsidiaries	31,099	30,594
Investments in associates and joint ventures	2
Other non-current assets	21,066	26,158
Non-current assets	112,905	117,440
Current assets
Inventories	923	819
Derivatives	9	25
Trade and other receivables	7,369	6,678
Cash and cash equivalents	455	581
Current assets	8,756	8,103
Total assets	121,661	125,542
Equity
Equity attributable to equity holders of AB InBev	75,904	74,628
Equity	75,904	74,628
Non-current liabilities
Interest-bearing loans and borrowings	28,312	33,348
Employee benefits	998	1,048
Deferred tax liabilities	6,743	6,692
Other non-current liabilities	141	150
Non-current liabilities	36,194	41,238
Current liabilities
Interest-bearing loans and borrowings	6,547	5,816
Income tax payable	139	474
Derivatives	76	131
Trade and other payables	2,792	3,211
Other current liabilities	9	42
Current liabilities	9,564	9,674
Total equity and liabilities	121,661	125,542
Subsidiary Guarantors [member]
Non-current assets
Intangible assets	98	98
Investments in subsidiaries	26,522	24,622
Derivatives	66	302
Other non-current assets	9,830	8,701
Non-current assets	36,516	33,723
Current assets
Derivatives	3,113	5,399
Trade and other receivables	647	1,619
Cash and cash equivalents	8,910	6,094
Current assets	12,670	13,112
Total assets	49,186	46,835
Equity
Equity attributable to equity holders of AB InBev	26,247	29,258
Equity	26,247	29,258
Non-current liabilities
Interest-bearing loans and borrowings	3,396	3,314
Derivatives	614	788
Non-current liabilities	4,010	4,102
Current liabilities
Interest-bearing loans and borrowings	13,896	5,234
Income tax payable	1	3
Derivatives	2,795	5,563
Trade and other payables	196	65
Other current liabilities	2,042	2,612
Current liabilities	18,930	13,477
Total equity and liabilities	49,186	46,835
Non-Guarantors [member]
Non-current assets
Property, plant and equipment	22,404	22,335
Goodwill	101,404	100,085
Intangible assets	22,221	21,926
Investments in subsidiaries	161,538	170,568
Investments in associates and joint ventures	5,988	6,136
Deferred tax assets	1,820	1,525
Derivatives	24	10
Other non-current assets	27,721	36,767
Non-current assets	343,121	359,352
Current assets
Investment securities	87	87
Inventories	3,735	3,415
Derivatives	164	464
Trade and other receivables	13,231	10,415
Cash and cash equivalents	8,689	8,481
Assets classified as held for sale	51	39
Other current assets	307	454
Current assets	26,265	23,355
Total assets	369,385	382,707
Equity
Equity attributable to equity holders of AB InBev	273,460	275,246
Minority interest	7,898	7,404
Equity	281,358	282,650
Non-current liabilities
Interest-bearing loans and borrowings	47,179	56,618
Employee benefits	1,571	1,628
Deferred tax liabilities	6,788	6,601
Other non-current liabilities	3,451	3,312
Non-current liabilities	58,990	68,159
Current liabilities
Interest-bearing loans and borrowings	5,115	4,818
Income tax payable	1,063	1,243
Derivatives	2,980	5,272
Trade and other payables	18,991	19,674
Other current liabilities	885	893
Current liabilities	29,034	31,900
Total equity and liabilities	369,385	382,707
Eliminations [member]
Non-current assets
Investments in subsidiaries	(432,003)	(435,131)
Deferred tax assets	(143)	(138)
Derivatives		(21)
Other non-current assets	(105,880)	(129,823)
Non-current assets	(538,026)	(565,113)
Current assets
Derivatives	(3,127)	(5,872)
Trade and other receivables	(26,874)	(20,063)
Cash and cash equivalents	(10,070)	(8,114)
Other current assets	(91)	(501)
Current assets	(40,162)	(34,550)
Total assets	(578,187)	(599,663)
Equity
Equity attributable to equity holders of AB InBev	(432,003)	(435,131)
Equity	(432,003)	(435,131)
Non-current liabilities
Interest-bearing loans and borrowings	(105,771)	(129,618)
Deferred tax liabilities	(143)	(137)
Derivatives		(21)
Non-current liabilities	(105,914)	(129,776)
Current liabilities
Interest-bearing loans and borrowings	(24,793)	(17,752)
Income tax payable	(90)	(500)
Derivatives	(3,128)	(5,872)
Trade and other payables	(2,189)	(2,515)
Other current liabilities	10,072	(8,117)
Current liabilities	(40,272)	(34,756)
Total equity and liabilities	$ 578,187	$ (599,663)